UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 53.3% ‡
	0000000000	0000000000

	Shares/ Contracts	Value
CONSUMER DISCRETIONARY — 1.8%
Glu Mobile *	65,200	$219,072

ENERGY — 9.9%
Basic Energy Services *	20,800	374,608
Newpark Resources *	27,600	224,664
Patriot Coal *(A)	24,450	185,820
Plains Exploration & Production *	8,050	303,646
Weatherford International *	7,900	132,246

		1,220,984

INDUSTRIALS — 6.4%
FreightCar America *(A)	6,000	130,260
Gardner Denver	4,150	309,590
Tetra Tech *(A)	15,000	346,950

		786,800

INFORMATION TECHNOLOGY — 26.2%
Axcelis Technologies *	302,500	544,500
Lam Research *	8,775	373,727
Nanometrics *	33,675	681,919
OCZ Technology Group *	43,300	365,019
PLX Technology *(A)	19,600	61,544
Silicon Laboratories *	10,650	466,896
Spreadtrum Communications ADR	18,300	283,101
Teradyne *	16,500	269,775
Xyratex	11,425	181,429

		3,227,910

MATERIALS — 9.0%
Jaguar Mining *	36,900	265,311
Rockwood Holdings *	6,550	330,775
Tronox *	3,500	504,875

		1,100,961

Total Common Stock (Cost $6,057,368)		6,555,727

PURCHASED OPTIONS* — 0.9%
Altera Put Expires 2/18/2012, Strike Price $40	110	13,750
Citric Systems Put Expires 2/18/2012, Strike Price $65	60	10,800
Molycorp Put Expires 3/17/2012, Strike Price $20	95	2,280
Expires 3/17/2012, Strike Price $27.50	20	2,980
Expires 3/17/2012, Strike Price $26	45	4,725
Universal Display Call Expires 6/16/2012, Strike Price $45	35	19,250
Walter Energy Call Expires 3/17/2012, Strike Price $70	100	59,500

Total Purchased Options (Cost $141,020)		113,285

CASH EQUIVALENT — 24.7%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (B) (Cost $3,043,992)	3,043,992	3,043,992

Total Investments — 78.9% (Cost $9,242,380) †		$9,713,004

SCHEDULE OF SECURITIES SOLD SHORT COMMON STOCK — (43.9)%
	0000000000	0000000000
CONSUMER DISCRETIONARY — (2.0)%
Garmin	(5,875)	$(244,987)

ENERGY — (10.5)%
Diamond Offshore Drilling	(4,900)	(305,270)
EOG Resources	(2,825)	(299,846)
First Solar *	(3,200)	(135,296)
Helmerich & Payne	(2,075)	(128,048)
Kodiak Oil & Gas *	(25,250)	(229,017)
Superior Energy Services *	(6,725)	(191,730)

		(1,289,207)

INFORMATION TECHNOLOGY — (21.3)%
ASML Holding, Cl G	(11,500)	(494,385)
Badger Meter	(12,450)	(400,143)
Dell *	(21,750)	(374,753)
Rubicon Technology *	(500)	(5,415)
Skyworks Solutions *	(30,450)	(657,111)
Synaptics *	(18,000)	(689,580)

		(2,621,387)

MATERIALS — (10.1)%
EI du Pont de Nemours	(3,625)	(184,476)
Molycorp *	(18,400)	(570,032)
Sherwin-Williams	(5,075)	(494,965)

		(1,249,473)

Total Common Stock (Proceeds $4,900,555)		(5,405,054)

Securities Sold Short — (43.9)% (Proceeds $4,900,555) ††		$(5,405,054)

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND JANUARY 31, 2012 (Unaudited)

WRITTEN OPTIONS* — (0.2)%
	0000000000	0000000000

	Contracts	Value
Molycorp Put Expires 3/17/2012, Strike Price $15	(95)	$(855)
Universal Display Call Expires 6/16/2012, Strike Price $50	(35)	(14,000)
Walter Energy Call Expires 3/17/2012, Strike Price $95	(100)	(10,600)

Total Written Options (Premiums Received $22,588) ††		$(25,455)

Percentages are based on Net Assets of $12,304,111.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	The rate reported is the 7-day effective yield as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2012, all of the Fund’s investments, securities sold short and options were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $9,242,380, and the unrealized appreciation and depreciation were $607,231 and ($136,607) respectively.

††	At January 31, 2012, the tax basis proceeds and premiums received of the Fund’s securities sold short and written options was ($4,923,143) and the unrealized appreciations and depreciation were $7,035 and ($514,401) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

ACP-QH-002-0200

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012